Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Discloure of Significant Accounting Policies
Description of accounting policy for basis of presentation [text block]
A       Basis of presentation

The Consolidated Financial Statements of Tenaris have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”) and in accordance with IFRS as adopted by the European Union, under the historical cost convention, as modified by the revaluation of certain financial assets and liabilities (including derivative instruments) and plan assets at fair value. The Consolidated Financial Statements are, unless otherwise noted, presented in thousands of U.S. dollars (“$”).

Whenever necessary, certain comparative amounts have been reclassified to conform to changes in presentation in the current year.

Following the sale of the steel electric conduit business in North America, known as Republic Conduit, in
January 2017,
the results of the mentioned business are presented as discontinued operations in accordance with IFRS
5,
"Non-current Assets Held for Sale and Discontinued Operations". Consequently, all comparative amounts related to discontinued operations within each line item of the Consolidated Income Statement are reclassified into discontinued operations. The Consolidated Statement of Cash Flows includes the cash flows for continuing and discontinued operations. Cash flows from discontinued operations and earnings per share are disclosed separately in Note
29,
as well as additional information detailing net assets of disposal group classified as held for sale and discontinued operations.

The preparation of Consolidated Financial Statements in conformity with IFRS requires management to make certain accounting estimates and assumptions that might affect among others, the reported amounts of assets, liabilities, contingent assets and liabilities, revenues and expenses. Actual results may
differ from these estimates. The main areas involving significant estimates or judgements are: Impairment of goodwill and long-lived assets (note II.G); Income Taxes (note II.N); Loss contingencies (note II.P); Defined benefit obligations (note II.O), Business Combinations (notes II.B,
III.27
); Useful lives of property, plant and equipment and other long-lived assets (notes II.E, II.F, II.G).

(1)	Accounting pronouncements applicable as from January 1, 2019 and relevant for Tenaris

IFRS
16,
“Leases”

Tenaris has adopted IFRS
16
“Leases” from
January 1, 2019.
In accordance with the transition provisions in IFRS
16,
Tenaris has adopted the new rules using the modified retrospective approach, meaning that reclassifications of the adoption was recognized in the opening balance sheet as of
January 1, 2019
and that comparatives were
not
restated.

Upon adoption of IFRS
16,
Tenaris recognized lease liabilities in relation to leases which had previously been classified as “operating leases” under the principles of IAS
17
“Leases”. These liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate as of
January 1, 2019.
The associated right-of-use assets were measured at the amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognized in the balance sheet as of
December 31, 2018.
The difference between the amount of the lease liability recognized in the statement of financial position at the date of initial application and the operating lease commitments under IAS
17
is related to leases with a duration lower than
12
months, low value leases and/or leases with clauses related to variable payments.

Leases are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the group. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The right-of-use asset is depreciated over the lease term on a straight-line basis.

Lease liabilities include the net present value of i) fixed payments, less any lease incentives receivable, ii) variable lease payments that are based on an index or a rate, iii) amounts expected to be payable by the lessee under residual value guarantees, iv) the exercise price of a purchase option if the lessee is reasonably certain to exercise that option, and v) payments of penalties for terminating the lease, if the lease term reflects the lessee exercising that option.

The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be determined, the lessee’s incremental borrowing rate is used, being the rate that the lessee would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions.

Right-of-use assets are measured at cost comprising the amount of the initial measurement of lease liability, any lease payments made at or before the commencement date less any lease incentives received and any initial direct costs incurred by the lessee.

Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expenses in profit or loss. Short-term leases are leases with a lease term of
12
months or less. Low-value comprise mainly IT equipment and small items of office furniture.

In determining the lease term, management considers all facts and circumstances that create an economic incentive to exercise an extension option, or not
exercise a termination option. Extension options (or periods after termination options) are only included in the lease term if the lease is reasonably certain to be extended (or not
terminated).

IFRIC
23,
"Uncertainty over Income Tax Treatments"

Tenaris has adopted IFRIC
23
“Uncertainty over Income Tax Treatments” from
January 1, 2019.
This interpretation clarifies how the recognition and measurement requirements of IAS
12
“Income taxes” are applied where there is uncertainty over income tax treatments.

Other accounting pronouncements that became effective during
2019
have
no
material effect on the Company’s financial condition or results of operations.

Description of accounting policy for investment in associates and joint ventures [text block]
B       Group accounting

(1)	Subsidiaries and transactions with non-controlling interests

Subsidiaries are all entities over which Tenaris has control. Tenaris controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is exercised by the Company and are no
longer consolidated from the date control ceases.

The acquisition method of accounting is used to account for the acquisition of subsidiaries by Tenaris. The cost of an acquisition is measured as the fair value of the assets transferred, equity instruments issued and liabilities incurred or assumed at the date of exchange. Acquisition-related costs are expensed as incurred. Identifiable assets acquired, liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. Any non-controlling interest in the acquiree is measured either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s net assets. The excess of the aggregate of the consideration transferred and the amount of any non-controlling interest in the acquiree over the fair value of the identifiable net assets acquired is recorded as goodwill. If this is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the Consolidated Income Statement.

Contingent consideration is classified either as equity or as a financial liability. Amounts classified as a financial liability are subsequently remeasured to fair value with changes in fair value recognized in profit or loss.

If the business combination is achieved in stages, the acquisition date carrying value of the acquirer’s previously held equity interest in the acquiree is remeasured to fair value at the acquisition date. Any gains or losses arising from such remeasurement are recognized in profit or loss.

Transactions with non-controlling interests that do
not
result in a loss of control are accounted as transactions with equity owners of the Company. For purchases from non-controlling interests, the difference between any consideration paid and the relevant share acquired of the carrying value of net assets of the subsidiary is recorded in equity. Gains or losses on disposals to non-controlling interests are also recorded in equity.

When the Company ceases to have control or significant influence, any retained interest in the entity is remeasured to its fair value, with the change in carrying amount recognized in profit or loss. The fair value is the initial carrying amount for the purposes of subsequently accounting for the retained interest as an associate, joint venture or financial asset. In addition, any amounts previously recognized in other comprehensive income in respect of that entity are accounted for as if the group had directly disposed of the related assets or liabilities. This may
mean that amounts previously recognized in other comprehensive income are reclassified to profit or loss.

Material intercompany transactions, balances and unrealized gains (losses) on transactions between Tenaris subsidiaries have been eliminated in consolidation. However, since the functional currency of some subsidiaries is its respective local currency, some financial gains (losses) arising from intercompany transactions are generated. These are included in the Consolidated Income Statement under
Other financial results
.

(2)	Non-consolidated companies

Non-consolidated companies are all entities in which Tenaris has significant influence but not
control, generally accompanying a shareholding of between
20%
and
50%
of the voting rights. Investments in non-consolidated companies (associated and joint ventures) are accounted for by the equity method of accounting and are initially recognized at cost. The Company’s investment in non-consolidated companies includes goodwill identified in acquisition, net of any accumulated impairment loss.

Under the equity method of accounting, the investments are initially recognized at cost and adjusted thereafter to recognize Tenaris’s share of the post-acquisition profits or losses of the investee in profit or loss, and Tenaris’s share of movements in other comprehensive income of the investee in other comprehensive income. Dividends received or receivable from associates and joint ventures are recognized as a reduction in the carrying amount of the investment.

If material, unrealized results on transactions between Tenaris and its non-consolidated companies are eliminated to the extent of Tenaris’s interest in the non-consolidated companies. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment indicator of the asset transferred. Financial statements of non-consolidated companies have been adjusted where necessary to ensure consistency with IFRS.

The Company’s pro-rata share of earnings in non-consolidated companies is recorded in the Consolidated Income Statement under
Equity in earnings (losses) of non-consolidated companies
. The Company’s pro-rata share of changes in other comprehensive income is recognized in the Consolidated Statement of Comprehensive Income.

Ternium

At
December 31, 2019,
Tenaris holds
11.46%
of Ternium S.A (“Ternium”)’s common stock. The following factors and circumstances evidence that Tenaris has significant influence (as defined by IAS
28,
“Investments in associates companies and Joint Ventures”) over Ternium, and as a result the Company’s investment in Ternium has been accounted for under the equity method:

▪	Both the Company and Ternium are under the indirect common control of San Faustin S.A.;
▪	Four out of eight members of Ternium’s Board of Directors (including Ternium’s Chairman) are also members of the Company’s Board of Directors;
▪	Under the shareholders’ agreement by and between the Company and Techint Holdings S.à r.l, a wholly owned subsidiary of San Faustin S.A. and Ternium’s main shareholder, dated
January 9, 2006,
Techint Holdings S.à.r.l, is required to take actions within its power to cause (a)
one
of the members of Ternium’s Board of Directors to be nominated by the Company and (b) any director nominated by the Company to be only removed from Ternium’s Board of Directors pursuant to previous written instructions of the Company.

Usiminas

At
December 31, 2019,
Tenaris holds through its Brazilian subsidiary Confab Industrial S.A. (“Confab”),
5.2%
of the shares with voting rights and
3.07%
of Usinas Siderúrgicas de Minas Gerais S.A. (“Usiminas”) total share capital.

The acquisition of Usiminas shares was part of a larger transaction performed on
January 16, 2012,
pursuant to which Ternium, certain of its subsidiaries and Confab joined Usiminas’ existing control group through the acquisition of ordinary shares representing
27.7%
of Usiminas’ total voting capital and
13.8%
of Usiminas’ total share capital.
A shareholders’ agreement governed the rights and obligations of the several control group members.

In
April
and
May 2016
Tenaris’s subsidiary Confab subscribed, in the aggregate, to
1.3
million preferred shares (
BRL1.28
per share) for a total amount of
BRL1.6
million (approximately
$0.5
million) and
11.5
million ordinary shares (
BRL5.00
per share) for a total amount of
BRL57.5
million (approximately
$16.6
million). The preferred and ordinary shares were issued on
June 3, 2016
and
July 19, 2016,
respectively. Consequently as of
December 31, 2019
Tenaris owns
36.5
million ordinary shares and
1.3
million preferred shares of Usiminas.

In
2014,
a conflict arose between the T/T Group (comprising Confab and Ternium’s subsidiaries Ternium Investments, Ternium Argentina and Prosid Investments) and Nippon Steel & Sumitomo Metal Corporation (“NSSMC”) with respect to the governance of Usiminas.

On
February 8, 2018,
Ternium Investments resolved the dispute with NSSMC, and on
April 10, 2018,
the T/T Group entities (including Confab), NSSMC and Previdência Usiminas entered into a new shareholders’ agreement for Usiminas, amending and restating the previously existing shareholders agreement (the “New SHA”). Usiminas’ control group now holds, in the aggregate,
483.6
million ordinary shares bound to the New SHA, representing approximately
68.6%
of Usiminas’ voting capital, with the T/T Group holding approximately
47.1%
of the total shares held by the control group (
39.5%
corresponding to the Ternium entities and the other
7.6%
corresponding to Confab); NSSMC holding approximately
45.9%
of the total shares held by the control group; and Previdência Usiminas holding the remaining
7%
of the total shares held by the control group.

The New SHA reflects the agreed-upon corporate governance rules for Usiminas, including, among others, an alternation mechanism for the nomination of each of the chief executive officer and the Chairman of the board of directors, as well as a mechanism for the nomination of other members of Usiminas’ executive board. The New SHA also incorporates an exit mechanism consisting of a buy-and-sell procedure, exercisable at any time during the term of the New SHA after the fourth
-and-a-half-year anniversary from the
May 2018
election of Usiminas’ executive board. Such exit mechanism shall apply with respect to shares held by NSSMC and the T/T Group, and would allow either Ternium or NSSMC to purchase all or a majority of the Usiminas shares held by the other shareholder.

In connection with the execution of the New SHA, Confab and the Ternium entities amended and restated their separate shareholders’ agreement governing their respective rights and obligations as members of the T/T Group to include provisions relating to the exit mechanism and generally to conform such separate shareholders’ agreement to the other provisions of the New SHA. The rights of Confab and Ternium and its subsidiaries within the Ternium - Tenaris Group are governed under such amended and restated separate shareholders agreement. Those circumstances evidence that Tenaris has significant influence over Usiminas, and consequently, accounted it for under the equity method (as defined by IAS
28
).

Techgen

Techgen S.A. de C.V. (“Techgen”) is a Mexican joint venture company owned
48%
by Ternium,
30%
by Tecpetrol International S.A. and
22%
by Tenaris. Techgen operates a natural gas-fired combined electric power plant in the Pesquería area of the State of Nuevo Leon, México. Tenaris, Ternium and Tecpetrol International S.A. are parties to a shareholders’ agreement relating to the governance of Techgen. In addition, the Company, Ternium and Tecpetrol International S.A. are under the indirect common control of San Faustin S.A., consequently Tenaris accounted it’s interest under the equity method (as defined by IAS
28
).

Tenaris carries its investment in Ternium, Usiminas and Techgen under the equity method, with no
additional goodwill or intangible assets recognized. Tenaris reviews investments in non-consolidated companies for impairment whenever events or changes in circumstances indicate that the asset’s carrying amount may
not
be recoverable. At
December 31, 2019,
2018
and
2017,
no
impairment provisions were recorded in any of the aforementioned investments. See Note
12.

Description of accounting policy for segment reporting [text block]
C       Segment information

The Company is organized in
one
major business segment, Tubes, which is also the reportable operating segment.

The Tubes segment includes the production and sale of both seamless and welded steel tubular products and related services mainly for the oil and gas industry, particularly oil country tubular goods (OCTG) used in drilling operations, and for other industrial applications with production processes that consist in the transformation of steel into tubular products. Business activities included in this segment are mainly dependent on the oil and gas industry worldwide, as this industry is a major consumer of steel pipe products, particularly OCTG used in drilling activities. Demand for steel pipe products from the oil and gas industry has historically been volatile and depends primarily upon the number of oil and natural gas wells being drilled, completed and reworked, and the depth and drilling conditions of these wells. Sales are generally made to end users, with exports being done through a centrally managed global distribution network and domestic sales are made through local subsidiaries. Corporate general and administrative expenses have been allocated to the Tubes segment.

Others includes all other business activities and operating segments that are not
required to be separately reported, including the production and selling of sucker rods, industrial equipment, coiled tubing, utility conduits for buildings, heat exchangers, energy and raw materials that exceed internal requirements.

Tenaris’s Chief Operating Decision Maker (CEO) holds monthly meetings with senior management, in which operating and financial performance information is reviewed, including financial information that differs from IFRS principally as follows:

▪	The use of direct cost methodology to calculate the inventories, while under IFRS it is at full cost, including absorption of production overheads and depreciations;
▪	The use of costs based on previously internally defined cost estimates, while, under IFRS, costs are calculated at historical cost;
▪	Other timing differences, if any.

Tenaris presents its geographical information in
five
areas: North America, South America, Europe, Middle East and Africa and Asia Pacific. For purposes of reporting geographical information, net sales are allocated to geographical areas based on the customer’s location; allocation of assets, capital expenditures and associated depreciations and amortizations are based on the geographical location of the assets.

Description of accounting policy for foreign currency translation [text block]
D       Foreign currency translation

(1)	Functional and presentation currency

IAS
21
(revised), “The effects of changes in foreign exchange rates” defines the functional currency as the currency of the primary economic environment in which an entity operates.

The functional and presentation currency of the Company is the U.S. dollar. The U.S. dollar is the currency that best reflects the economic substance of the underlying events and circumstances relevant to Tenaris’s global operations.

Except for the Brazilian and Italian subsidiaries whose functional currencies are their local currencies, Tenaris determined that the functional currency of its other subsidiaries is the U.S. dollar, based on the following principal considerations:

▪	Sales are mainly negotiated, denominated and settled in U.S. dollars. If priced in a currency other than the U.S. dollar, the sales price may
consider exposure to fluctuation in the exchange rate versus the U.S. dollar;
▪	Prices of their critical raw materials and inputs are priced and settled in U.S. dollars;
▪	Transaction and operational environment and the cash flow of these operations have the U.S. dollar as reference currency;
▪	Significant level of integration of the local operations within Tenaris’s international global distribution network;
▪	Net financial assets and liabilities are mainly received and maintained in U.S. dollars;
▪	The exchange rate of certain legal currencies has long-been affected by recurring and severe economic crises.

(2)	Transactions in currencies other than the functional currency

Transactions in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the date of the transactions or valuation where items are re-measured.

At the end of each reporting period: (i) monetary items denominated in currencies other than the functional currency are translated using the closing rates; (ii) non-monetary items that are measured in terms of historical cost in a currency other than the functional currency are translated using the exchange rates prevailing at the date of the transactions; and (iii) non-monetary items that are measured at fair value in a currency other than the functional currency are translated using the exchange rates prevailing at the date when the fair value was determined.

Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in currencies other than the functional currency are recorded as gains and losses from foreign exchange and included in
Other financial results
in the Consolidated Income Statement, except when deferred in equity as qualifying cash flow hedges and qualifying net investment hedges.

(3)	Translation of financial information in currencies other than the functional currency

Results of operations for subsidiaries whose functional currencies are not
the U.S. dollar are translated into U.S. dollars at the average exchange rates for each quarter of the year. Financial statement positions are translated at the year-end exchange rates. Translation differences are recognized in a separate component of equity as currency translation adjustments. In the case of a sale or other disposal of any of such subsidiaries, any accumulated translation difference would be recognized in income as a gain or loss from the sale.

Goodwill and fair value adjustments arising from the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the closing rate.

Description of accounting policy for property, plant and equipment [text block]
E       Property, plant and equipment

Property, plant and equipment are recognized at historical acquisition or construction cost less accumulated depreciation and impairment losses. Historical cost includes expenditure that is directly attributable to the acquisition of the items. Property, plant and equipment acquired through acquisitions accounted for as business combinations have been valued initially at the fair market value of the assets acquired.

Major overhaul and rebuilding expenditures are capitalized as property, plant and equipment only when it is probable that future economic benefits associated with the item will flow to the Company and the investment enhances the condition of assets beyond its original condition. The carrying amount of the replaced part is derecognized. Maintenance expenses on manufacturing properties are recorded as cost of products sold in the year in which they are incurred.

Cost
may
also include transfers from equity of any gains or losses on qualifying cash flow hedges of foreign currency purchases of property, plant and equipment.

Borrowing costs that are attributable to the acquisition or construction of certain capital assets are capitalized as part of the cost of the asset, in accordance with IAS
23
(R), “Borrowing Costs”. Assets for which borrowing costs are capitalized are those that require a substantial period of time to prepare for their intended use.

The depreciation method is reviewed at each year end. Depreciation is calculated using the straight-line method to depreciate the cost of each asset to its residual value over its estimated useful life, as follows:

Land	No Depreciation
Buildings and improvements	30-50 years
Plant and production equipment	10-40 years
Vehicles, furniture and fixtures, and other equipment	4-10 years

The assets’ residual values and useful lives of significant plant and production equipment are reviewed and adjusted, if appropriate, at each year-end date. An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.

Management’s re-estimation of assets useful lives, performed in accordance with IAS
16,
“Property, Plant and Equipment”, did
not
materially affect depreciation expenses for
2019,
2018
and
2017.

Tenaris depreciates each significant part of an item of property, plant and equipment for its different production facilities that (i) can be properly identified as an independent component with a cost that is significant in relation to the total cost of the item, and (ii) has a useful operating life that is different from another significant part of that same item of property, plant and equipment.

Gains and losses on disposals are determined by comparing the proceeds with the carrying amount of assets and are recognized under
Other operating income
or
Other operating expenses
in the Consolidated Income Statement.

Description of accounting policy for intangible assets and goodwill [text block]
F       Intangible assets

(1)	Goodwill

Goodwill represents the excess of the acquisition cost over the fair value of Tenaris’s share of net identifiable assets acquired as part of business combinations determined mainly by independent valuations. Goodwill is tested at least annually for impairment and carried at cost less accumulated impairment losses. Impairment losses on goodwill are not
reversed. Goodwill is included in the Consolidated Statement of Financial Position under
Intangible assets, net.

For the purpose of impairment testing, goodwill is allocated to a CGU or group of CGUs that are expected to benefit from the business combination which generated the goodwill being tested.

(
2
)       Information systems projects

Costs associated with maintaining computer software programs are generally recognized as an expense as incurred. However, costs directly related to the development, acquisition and implementation of information systems are recognized as intangible assets if it is probable that they have economic benefits exceeding one
year and comply with the recognition criteria of IAS
38,
“Intangible Assets”.

Information systems projects recognized as assets are amortized using the straight-line method over their useful lives, generally not
exceeding a period of
3
years. Amortization charges are mainly classified as
Selling, general and administrative expenses
in the Consolidated Income Statement.

Management’s re-estimation of assets useful lives, performed in accordance with IAS
38,
did
not
materially affect amortization expenses for
2019,
2018
and
2017.

(3)	Licenses, patents, trademarks and proprietary technology

Licenses, patents, trademarks, and proprietary technology acquired in a business combination are initially recognized at fair value at the acquisition date. Licenses, patents, proprietary technology and those trademarks that have a finite useful life are carried at cost less accumulated amortization. Amortization is calculated using the straight-line method to allocate the cost over their estimated useful lives, and does not
exceed a period of
10
years. Amortization charges are mainly classified as
Selling, general and administrative expenses
in the Consolidated Income Statement.

The balance of acquired trademarks that have indefinite useful lives according to external appraisal amounts to
$86.7
million at
December 31, 2019,
2018
and
2017,
and are included in Hydril CGU. Main factors considered in the determination of the indefinite useful lives include the years that they have been in service and their recognition among customers in the industry.

Management’s re-estimation of assets useful lives, performed in accordance with IAS
38,
did
not
materially affect amortization expenses for
2019,
2018
and
2017.

(4)	Research and development

Research expenditures as well as development costs that do
not
fulfill the criteria for capitalization are recorded as
Cost of sales
in the Consolidated Income Statement as incurred. Research and development expenditures included in
Cost of sales
for the years
2019,
2018
and
2017
totaled
$61.1
million,
$63.4
million and
$63.7
million, respectively.

Capitalized costs were
not
material for the years
2019,
2018
and
2017.

(5)	Customer relationships

In accordance with IFRS
3,
"Business Combinations" and IAS
38,
Tenaris has recognized the value of customer relationships separately from goodwill attributable to the acquisition of Maverick and Hydril groups, as well as the more recent acquisition of SSP.

Customer relationships acquired in a business combination are recognized at fair value at the acquisition date, have a finite useful life and are carried at cost less accumulated amortization. Amortization is calculated using the straight line method over the initial expected useful life of approximately
14
years for Maverick,
10
years for Hydril and
9
years for SSP.

In
2018
the Company reviewed the useful life of Maverick’s Tubes customer relationships and decided to reduce the remaining useful life from
2
years to zero, consequently a higher amortization charge of approximately
$109
million was recorded in the Consolidated Income Statement under
Selling, general and administrative expenses
for the year ended
December 31, 2018.

As of
December 31, 2019
the net book value of SSP’s customer relationship amounts to
$72.9
million, with a residual useful life of
8
years. Maverick’s coiled tubing customer relationships amounts to
$9.9
million with a residual useful life of
1
year, while Hydril’s customer relationships is fully amortized.

Description of accounting policy for impairment of non-financial assets [text block]
G       Impairment of non-financial assets

Long-lived assets including identifiable intangible assets are reviewed for impairment at the lowest level for which there are separately identifiable cash flows (cash generating units, or CGU). Most of the Company’s principal subsidiaries that constitute a CGU have a single main production facility and, accordingly, each of such subsidiary represents the lowest level of asset aggregation that generates largely independent cash inflows.

Assets that are subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may
not
be recoverable. Intangible assets with indefinite useful lives, including goodwill, are subject to at least an annual impairment test.

In assessing whether there is any indication that a CGU
may
be impaired, external and internal sources of information are analyzed. Material facts and circumstances specifically considered in the analysis usually include the discount rate used in Tenaris’s cash flow projections and the business condition in terms of competitive and economic factors, such as the cost of raw materials, oil and gas prices, capital expenditure programs for Tenaris’s customers and the evolution of the rig count.

An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher between the asset’s value in use and fair value less costs of disposal. Any impairment loss is allocated to reduce the carrying amount of the assets of the CGU in the following order:

(a)	first, to reduce the carrying amount of any goodwill allocated to the CGU; and
(b)	then, to the other assets of the unit (group of units) pro-rata on the basis of the carrying amount of each asset in the unit (group of units), considering not
to reduce the carrying amount of the asset below the highest of its fair value less cost of disposal, its value in use or zero.

For purposes of calculating the fair value less costs of disposal, Tenaris uses the estimated value of future cash flows that a market participant could generate from the corresponding CGU.

Management judgment is required to estimate discounted future cash flows. Actual cash flows and values could vary significantly from the forecasted future cash flows and related values derived using discounting techniques.

Non-financial assets other than goodwill that suffered an impairment are reviewed for possible reversal at each reporting date.

Tenaris regularly conducts assessments of the carrying values of its assets. The value-in-use was used to determine the recoverable value. Value-in-use is calculated by discounting the estimated cash flows over a five
-year period based on forecasts approved by management. For the subsequent years beyond the five
-year period, a terminal value is calculated based on perpetuity.

Tenaris’s main source of revenue is the sale of products and services to the oil and gas industry and the level of such sales is sensitive to international oil and gas prices and their impact on drilling activities.

For purposes of assessing key assumptions, Tenaris uses external sources of information and management judgment based on past experience.

The main key assumptions used in estimating the value in use are discount rate, growth rate and competitive and economic factors applied to determine Tenaris’s cash flow projections, such as oil and gas prices, average number of active oil and gas drilling rigs (rig count) and raw material costs.

Management has determined the value of each of the key assumptions as follows:

- Discount rate: based on the applicable weighted average cost of capital (WACC), which is considered to be a good indicator of capital cost, taking into account the industry, country and size of the business. For each CGU where assets are allocated, a specific WACC was determined taking into account the industry, country and size of the business. In
2019,
the main discount rates used were in a range between
8.2%
and
15.9%.

- Growth rate: considers the long-term average growth rate for the oil and gas industry, the inflation impact on prices and costs, the higher demand to offset depletion of existing fields and the Company’s expected market penetration. In
2019,
a nominal growth rate of
2%
was considered.

- Oil and gas prices: based on industry analysts’ reports and management’s expectations of market development respectively.

- Rig count: based on information published by Baker Hughes and management’s expectations.

- Raw material costs: based on industry analysts’ reports and management’s expectations.

The main factors that could result in additional impairment charges in future periods would be an increase in the discount rate or a decrease in growth rate used in the Company’s cash flow projections, a deterioration of the business, competitive and economic factors, such as a decrease in oil and gas prices, and the evolution of the rig count.

For the CGU with significant amount of goodwill assigned in comparison to the total amount of goodwill, Tenaris has determined that the CGU for which a reasonable possible change in the key assumption would cause the CGUs’ carrying amount to exceed its recoverable amount was OCTG USA.

In OCTG USA, the recoverable amount calculated based on value in use exceeded carrying value by
$108
million as of
December 31, 2019.
The following changes in key assumptions, at CGU OCTG – USA, assuming unchanged values for the other assumptions, would cause the recoverable amount to be equal to the respective carrying value as of the impairment tests:

Increase in the discount rate	95 Bps
Decrease of the growth rate	-1.6%
Decrease of the cash flow projections	-15.3%

No
impairment charge was recorded in
2019,
2018
and
2017.

Description of accounting policy for investments other than investments accounted for using equity method [text block]
H

Other investments

Other investments consist primarily of investments in financial instruments and time deposits with a maturity of more than three
months at the date of purchase.

Certain non-derivative financial assets that the Company held not
for trading have been categorized as financial assets “at fair value through other comprehensive income” (“FVOCI”). They are carried at fair value and interest income from these financial assets is included in finance income using the effective interest rate method. Unrealized gains or losses are recorded as a fair value adjustment in the Consolidated Statement of Comprehensive Income and transferred to the Consolidated Income Statement when the financial asset is sold. Exchange gains and losses and impairments related to the financial assets are immediately recognized in the Consolidated Income Statement. FVOCI instruments with maturities greater than
12
months after the balance sheet date are included in non-current assets.

Other investments in financial instruments and time deposits are categorized as financial assets “at fair value through profit or loss” because such investments are held for trading and their performance is evaluated on a fair value basis. The results of these investments are recognized in
Financial Results
in the Consolidated Income Statement.

Purchases and sales of financial investments are recognized as of their settlement date.

The fair values of quoted investments are generally based on current bid prices. If the market for a financial investment is not
active or the securities are
not
listed, Tenaris estimates the fair value by using standard valuation techniques. See Section III Financial Risk Management.

Description of accounting policy for measuring inventories [text block]
I       Inventories

Inventories are stated at the lower between cost and net realizable value. The cost of finished goods and goods in process is comprised of raw materials, direct labor, utilities, freights and other direct costs and related production overhead costs, and it excludes borrowing costs. The allocation of fixed production costs, including depreciation and amortization charges, is based on the normal level of production capacity. Inventories cost is mainly based on the FIFO method. Tenaris estimates net realizable value of inventories by grouping, where applicable, similar or related items. Net realizable value is the estimated selling price in the ordinary course of business, less any estimated costs of completion and selling expenses. Goods in transit as of year-end are valued based on the supplier’s invoice cost.

Tenaris establishes an allowance for obsolete or slow-moving inventories related to finished goods, goods in process, supplies and spare parts. For slow moving or obsolete finished products, an allowance is established based on management’s analysis of product aging. An allowance for obsolete and slow-moving inventory of supplies and spare parts is established based on management's analysis of such items to be used as intended and the consideration of potential obsolescence due to technological changes, aging and consumption patterns.

Description of accounting policy for trade and other receivables [text block]
J       Trade and other receivables

Trade and other receivables are recognized initially at fair value that corresponds to the amount of consideration that is unconditional unless they contain significant financing components. The Company holds trade receivables with the objective to collect the contractual cash flows and therefore measures them subsequently at amortized cost using the effective interest method. Due to the short-term nature, their carrying amount is considered to be the same as their fair value.

Tenaris applies the IFRS
9
“Financial Instruments” simplified approach to measure expected credit losses, which uses a lifetime expected loss allowance for all trade receivables. To measure the expected credit losses, trade receivables have been grouped based on shared credit risk characteristics and the days past due. The expected loss rates are based on the payment profiles of sales over a period of three
years and the corresponding historical credit losses experienced within this period. The historical loss rates are adjusted to reflect current and forward-looking information on macroeconomic factors affecting the ability of the customers to settle the receivables.

Description of accounting policy for determining components of cash and cash equivalents [text block]
K       Cash and cash equivalents

Cash and cash equivalents are comprised of cash at banks, liquidity funds and short-term investments with a maturity of less than three
months at the date of purchase which are readily convertible to known amounts of cash. Assets recorded in cash and cash equivalents are carried at fair market value or at historical cost which approximates fair market value.

In the Consolidated Statement of Financial Position, bank overdrafts are included in
Borrowings
in current liabilities.

For the purposes of the Consolidated Statement of Cash Flows,
Cash and cash equivalents
includes overdrafts.

Description of accounting policy for issued capital [text block]
L       Equity

(1)	Equity components

The Consolidated Statement of Changes in Equity includes:

▪	The value of share capital, legal reserve, share premium and other distributable reserves calculated in accordance with Luxembourg law;
▪	The currency translation adjustment, other reserves, retained earnings and non-controlling interest calculated in accordance with IFRS.

(2)	Share capital

The Company has an authorized share capital of a single class of
2.5
billion shares having a nominal value of
$1.00
per share. Total ordinary shares issued and outstanding as of
December 31, 2019,
2018
and
2017
are
1,180,536,830
with a par value of
$1.00
per share with
one
vote each. All issued shares are fully paid.

(3)	Dividends distribution by the Company to shareholders

Dividends distributions are recorded in the Company’s financial statements when Company’s shareholders have the right to receive the payment, or when interim dividends are approved by the Board of Directors in accordance with the by-laws of the Company.

Dividends
may
be paid by the Company to the extent that it has distributable retained earnings, calculated in accordance with Luxembourg law. See Note
25
(iii).

Description of accounting policy for borrowings [text block]
M       Borrowings

Borrowings are recognized initially at fair value net of transaction costs incurred and subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in profit or loss over the period of the borrowings using the effective interest method.

Description of accounting policy for current and deferred income tax [text block]
N       Current and Deferred income tax

The income tax expense or credit for the period is the tax payable on the current period’s taxable income based on the applicable income tax rate for each jurisdiction adjusted by changes in deferred tax assets and liabilities attributable to temporary differences and to unused tax losses. Tax is recognized in the Consolidated Income Statement, except for tax items recognized in other comprehensive income or directly in equity.

The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the reporting date in the countries where the Company’s subsidiaries operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions when appropriate.

Deferred income tax is recognized applying the liability method on temporary differences arising between the tax basis of assets and liabilities and their carrying amounts in the financial statements. The principal temporary differences arise from the effect of currency translation on depreciable fixed assets and inventories, depreciation on property, plant and equipment, valuation of inventories, provisions for pension plans and fair value adjustments of assets acquired in business combinations. Deferred tax assets are also recognized for net operating loss carry-forwards. Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the time period when the asset is realized or the liability is settled, based on tax laws that have been enacted or substantively enacted at the reporting date.

Deferred tax assets are recognized to the extent that it is probable that future taxable income will be available against which the temporary differences can be utilized. At the end of each reporting period, Tenaris reassesses unrecognized deferred tax assets. Tenaris recognizes a previously unrecognized deferred tax asset to the extent that it has become probable that future taxable income will allow the deferred tax asset to be recovered.

Deferred tax liabilities and assets are
not
recognized for temporary differences between the carrying amount and tax basis of investments in foreign operations where the company is able to control the timing of the reversal of the temporary differences and it is probable that the differences will not
reverse in the foreseeable future.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets and liabilities and when the deferred tax balances relate to the same taxation authority. Current tax assets and tax liabilities are offset where the entity has a legally enforceable right to offset and intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously.

Deferred tax assets and liabilities are re-measured if tax rates change. These amounts are charged or credited to the Consolidated Income Statement or to the item
Other comprehensive income for the year
in the Consolidated Statement of Comprehensive Income, depending on the account to which the original amount was charged or credited.

Description of accounting policy for employee benefits [text block]
O       Employee benefits

(1)	Short-term obligations

Liabilities for wages and salaries are recognized in respect of employees’ services up to the end of the reporting period and are measured at the amounts expected to be paid when the liabilities are settled. The liabilities are presented as current employee benefit obligations in the balance sheet.

(2)	Post employment benefits

The Company has defined benefit and defined contribution plans. A defined benefit plan is a pension plan that defines an amount of pension benefit that an employee will receive on retirement, usually dependent on one
or more factors such as age, years of service and compensation.

The liability recognized in the statement of financial position in respect of defined benefit pension plans is the present value of the defined benefit obligation at the end of the reporting period less the fair value of plan assets, if any. The defined benefit obligation is calculated annually (at year end) by independent actuaries using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of high-quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have terms to maturity approximating to the terms of the related pension obligation.

Remeasurement gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to equity in
Other comprehensive income
in the period in which they arise. Past-service costs are recognized immediately in the Income Statement.

For defined benefit plans, net interest income/expense is calculated based on the surplus or deficit derived by the difference between the defined benefit obligations less fair value of plan assets. For defined contribution plans, the Company pays contributions to publicly or privately administered pension insurance plans on a mandatory, contractual or voluntary basis. The Company has no
further payment obligations once the contributions have been paid. The contributions are recognized as employee benefit expenses when they are due. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in the future payments is available.

Tenaris sponsors funded and unfunded defined benefit pension plans in certain subsidiaries. The most significant are:

▪	An unfunded defined benefit employee retirement plan for certain senior officers. The plan is designed to provide certain benefits to those officers (additional to those contemplated under applicable labor laws) in case of termination of the employment relationship due to certain specified events, including retirement. This unfunded plan provides defined benefits based on years of service and final average salary. As of
December 31, 2019
the outstanding liability for this plan amounts to
$45.3
million.

▪	Employees’ service rescission indemnity: the cost of this obligation is charged to the Consolidated Income Statement over the expected service lives of employees. This provision is primarily related to the liability accrued for employees at Tenaris’s Italian subsidiary. As from
January 1, 2007
as a consequence of a change in an Italian law, employees were entitled to make contributions to external funds, thus, Tenaris’s Italian subsidiary pays every year the required contribution to the funds with no
further obligation. As a result, the plan changed from a defined benefit plan to a defined contribution plan effective from that date, but only limited to the contributions of
2007
onwards. As of
December 31, 2019
the outstanding liability for this plan amounts to
$17.3
million.

▪	Funded retirement benefit plans held in Canada for salary and hourly employees hired prior to a certain date based on years of service and, in the case of salaried employees, final average salary. Plan assets consist primarily of investments in equities and money market funds. Both plans were replaced for defined contribution plans. Effective
June 2016
the salary plan was frozen for the purposes of credited service as well as determination of final average pay. As of
December 31, 2019
the outstanding liability for this plan amounts to
$9.8
million.

▪	Funded retirement benefit plan held in the US for the benefit of some employees hired prior a certain date, frozen for the purposes of credited service as well as determination of final average pay for the retirement benefit calculation. Plan assets consist primarily of investments in equities and money market funds. Additionally, an unfunded postretirement health and life plan is present that offers limited medical and life insurance benefits to the retirees, hired before a certain date. As of
December 31, 2019
the outstanding liability for these plans amounts to
$13.4
million.

(3)	Other long term benefits

During
2007,
Tenaris launched an employee retention and long term incentive program (the “Program”) applicable to certain senior officers and employees of the Company, who will be granted a number of Units throughout the duration of the Program. The value of each of these Units is based on Tenaris’s shareholders’ equity (excluding non-controlling interest). Also, the beneficiaries of the Program are entitled to receive cash amounts based on (i) the amount of dividend payments made by Tenaris to its shareholders, and (ii) the number of Units held by each beneficiary to the Program. Until
2017
units were vested ratably over a period of
four
years and were mandatorily redeemed by the Company
ten
years after grant date, with the option of an early redemption at seven
years after the grant date. Since
2018
units are vested ratably over the same period and are mandatorily redeemed by the Company seven
years after grant date. The payment of the benefit is tied to the book value of the shares, and not
to their market value. Tenaris valued this long-term incentive program as a long term benefit plan as classified in IAS
19,
“Employee Benefits”.

As of
December 31, 2019
and
2018,
the outstanding liability corresponding to the Program amounts to
$99.0
million and
$91.2
million, respectively. The total value of the units granted (vested and unvested) to date under the program, considering the number of units and the book value per share as of
December 31, 2019
and
2018,
is
$119.9
million and
$106
million, respectively.

(4)	Termination benefits

Termination benefits are payable when employment is terminated by Tenaris before the normal retirement date, or when an employee accepts voluntary redundancy in exchange for these benefits. Tenaris recognizes termination benefits at the earlier of the following dates: (a) when it can no
longer withdraw the offer of those benefits; and (b) when the costs for a restructuring that is within the scope of IAS
37
and involves the payment of terminations benefits. In the case of an offer made to encourage voluntary redundancy, the termination benefits are measured based on the number of employees expected to accept the offer.

(5)	Other compensation obligations

Employee entitlements to annual leave, long-service leave, sick leave and other bonuses and compensations obligations are accrued as earned.

Compensation to employees in the event of dismissal is charged to income in the year in which it becomes payable.

Description of accounting policy for provisions [text block]
P       Provisions

Tenaris is subject to various claims, lawsuits and other legal proceedings, including customer claims, in which a third
party is seeking payment for alleged damages, reimbursement for losses or indemnity. Tenaris’s potential liability with respect to such claims, lawsuits and other legal proceedings cannot be estimated with certainty. Management periodically reviews the status of each significant matter and assesses potential financial exposure. If, as a result of past events, a potential loss from a claim or proceeding is considered probable and the amount can be reliably estimated, a provision is recorded. Accruals for loss contingencies reflect a reasonable estimate of the losses to be incurred based on information available to management as of the date of preparation of the financial statements, and take into consideration Tenaris’s litigation and settlement strategies. These estimates are primarily constructed with the assistance of legal counsel. As the scope of liabilities become better defined, there may
be changes in the estimates of future costs which could have a material adverse effect on its results of operations, financial condition and cash flows.

If Tenaris expects to be reimbursed for an accrued expense, as would be the case for an expense or loss covered under an insurance contract, and reimbursement is considered virtually certain, the expected reimbursement is recognized as a receivable.

This note should be read in conjunction with Note
25.

Description of accounting policy for trade and other payables [text block]
Q        Trade and other payables

Trade and other payables are recognized initially at fair value, generally the nominal invoice amount and subsequently measured at amortized cost. They are presented as current liabilities unless payment is not
due within
twelve
months after the reporting period. Due to the short-term nature their carrying amounts are considered to be the same as their fair value.

Description of accounting policy for recognition of revenue [text block]
R       Revenue recognition

Revenue comprises the fair value of the consideration received or receivable for the sale of goods and rendering of services in the ordinary course of Tenaris’s activities. The revenue recognized by the Company is measured at the transaction price of the consideration received or receivable to which the Company is entitled to, reduced by estimated returns and other customer credits, such as discounts and volume rebates, based on the expected value to be realized and after eliminating sales within the group.

Revenue is recognized at a point in time or over time from sales when control has been transferred and there is no
unfulfilled performance obligation that could affect the acceptance of the product by the customer. The control is transferred upon delivery. Delivery occurs when the products have been shipped to the specific location, the risks of obsolescence and loss have been transferred and either the customer has accepted the product in accordance with the sales contract, the acceptance provisions have lapsed or the Company has objective evidence that all criteria for acceptance have been satisfied, including all performance obligations. These conditions are determined and analyzed on a contract by contract basis to ensure that all performance obligations are fulfilled; in particular, Tenaris verifies customer acceptance of the goods, the satisfaction of delivery terms and any other applicable condition.

For bill and hold transactions
revenue is recognized only to the extent that (a) the reason for the bill and hold arrangement must be substantive (for example, the customer has requested the arrangement); (b) the products have been specifically identified and are ready for delivery; (c) the Company does not
have the ability to use the product or to direct it to another customer; (d) the usual payment terms apply.

The Company’s contracts with customers do
not
provide any material variable consideration, other than discounts, rebates and right of return. Discounts and rebates are recognized based on the most likely value and rights of return are based on expected value considering past experience and contract conditions.

Where the contracts include multiple performance obligations, the transaction price is allocated to each performance obligation based on the stand-alone selling prices. Where these are not
directly observable, they are estimated based on the expected cost plus margin.

There are
no
judgements applied by management that significantly affect the determination of timing of satisfaction of performance obligations, nor the transaction price and amounts allocated to different performance obligations.
Tenaris provides services related to goods sold, which represent a non-material portion of sales revenue and include:

Pipe Management Services.
This comprises mainly preparation of the pipes ready to be run, delivery to the customer, storage services and rig return.

Field Services.
Comprises field technical support and running assistance.

These services are rendered in connection to the sales of goods and are attached to contracts with customers for the sale of goods. A significant portion of service revenue is recognized in the same period as the goods sold. There are no
distinct uncertainties in the revenues and cash flows of the goods sold and services rendered as they are included in the same contract, have the same counterparty and are subject to the same conditions.

Revenue from providing services is recognized over time in the accounting period in which the services are rendered. The following inputs and outputs methods are applied to recognize revenue considering the nature of service:

Storage services
, the Company provides storage services in owned or
third
-party warehouses, subject to a variable fee to be invoiced. This fee is determined based on the time that the customer maintains the material in the warehouse and the amount of the material stored. In the majority of cases, to quantify the amount to be invoiced in any given month, the monthly average fee of storage per ton is multiplied by the monthly average stock stored (in tons).

Freights,
the Company recognized the revenue on a pro rata bases considering the units delivered and time elapsed.

Field services
, the revenue is recognized considering outputs method, in particular surveys of service completion provided by the customer.

The Company does
not
expect to have any contracts where the period between the transfer of the promised goods or services to the customer and payment by the customer exceeds one
year. As a consequence, considering that the contracts do
not
include any significant financing component, the Company does not
adjust any of the transaction prices for the time value of money. For this reason, the Company is also applying the practical expedient not
to disclose details on transaction prices allocated to the remaining performance obligations as of the end of the reporting period.

Tenaris only provides standard quality warranties assuring that the goods sold will function as expected or are fit for their intended purpose, with no
incremental service to the customer. Accordingly, warranties do not
constitute a separate performance obligation.

Other revenues earned by Tenaris are recognized on the following basis:

▪	Interest income: on the effective yield basis.
▪	Dividend income from investments in other companies: when Tenaris’s right to receive payment is established.
▪	Construction contracts revenues is recognized in accordance with the stage of the project completion.

Description of accounting policy for expenses [text block]
S       Cost of sales and other selling expenses

Cost of sales and other selling expenses are recognized in the Consolidated Income Statement on the accrual basis of accounting.

Commissions, freights and other selling expenses, including shipping and handling costs, are recorded in
Selling, general and administrative expenses
in the Consolidated Income Statement.

Description of accounting policy for earnings per share [text block]
T       Earnings per share

Earnings per share are calculated by dividing the income attributable to owners of the parent by the daily weighted average number of common shares outstanding during the year.

There are
no
dilutive potential ordinary shares.

Description of accounting policy for financial instruments [text block]
U       Financial instruments

Non derivative financial instruments comprise investments in financial debt instruments and equity, time deposits, trade and other receivables, cash and cash equivalents, borrowings and trade and other payables.

The Company classifies its financial instruments according to the following measurement categories:

•	those to be measured subsequently at fair value (either through OCI or through profit or loss), and
•	those to be measured at amortised cost

The classification depends on the Company’s business model for managing the financial assets and contractual terms of the cash flows.

Financial assets are recognized on their settlement date. Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Company has transferred substantially all the risks and rewards of ownership.

At initial recognition, the Company measures a financial asset at its fair value plus, in the case of a financial asset not
at fair value through profit or loss, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at fair value through profit or loss are expenses in profit or loss.

Subsequent measurement of debt instruments depends on the Company’s business model for managing the asset and the cash flow characteristics of the asset. There are three
measurement categories into which the Company classifies its debt instruments:

Amortized Cost: Assets that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest. Interest income from these financial assets is included in finance income using the effective interest rate method.

Exchange gains and losses and impairments related to the financial assets are immediately recognized in the Consolidated Income Statement.

Fair value through other comprehensive income: Assets that are held for collection of contractual cash flows and for selling the financial assets, where the assets’ cash flows represent solely payments of principal and interest. Interest income from these financial assets is included in finance income using the effective interest rate method. Unrealized gains or losses are recorded as a fair value adjustment in the Consolidated Statement of Comprehensive Income and transferred to the Consolidated Income Statement when the financial asset is sold.

Fair value through profit and loss (“FVPL”): Assets that do
not
meet the criteria for amortized cost or FVOCI. Changes in fair value of financial instruments at FVPL are immediately recognized in the Consolidated Income Statement.

For equity instruments, these are subsequently measured at fair value.

Accounting for derivative financial instruments and hedging activities is included within the Section III, Financial Risk Management.

Description of accounting policy for non-current assets or disposal groups classified as held for sale and discontinued operations [text block]
V       Non-current assets held for sale and discontinued operations

Non-current assets (or disposal groups) are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use and a sale is considered highly probable. They are measured at the lower of their carrying amount and fair value less costs to sell, except for assets such as deferred tax assets, assets arising from employee benefits and financial assets that are carried at fair value.

An impairment loss is recognized for any initial or subsequent write-down of the asset (or disposal group) to fair value less costs to sell. A gain is recognized for any subsequent increase in fair value less costs to sell of an asset (or disposal group), but not
in excess of any cumulative impairment loss previously recognized.

Non-current assets (including those that are part of a disposal group) are not
depreciated or amortized while they are classified as held for sale. Interest and other expenses attributable to the liabilities of a disposal group classified as held for sale continue to be recognized.

Non-current assets classified as held for sale and the assets of a disposal group classified as held for sale are presented separately from the other assets in the balance sheet. The liabilities of a disposal group classified as held for sale are presented separately from other liabilities in the balance sheet.

A discontinued operation is a component of the entity that has been disposed of or is classified as held for sale and that represents a separate line of business or geographical area of operations, is part of a single coordinated plan to dispose of such a line of business or area of operations, or is a subsidiary acquired exclusively with a view to resale. The results of discontinued operations are presented separately in the Consolidated Income Statement. See Note
29.